Accounting For Stock Based Compensation (Schedule of Share-based Compensation, Restricted Stock Units, Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Unvested Shares	62,886	52,956	53,388
Granted, Shares	21,576	39,870	22,128
Vested, Shares	(28,926)	(29,940)	(22,560)
Ending Balance, Unvested Shares	55,536	62,886	52,956
Beginning of Period, Weighted Average Grant Date Fair Value	$ 26.72	$ 31.67	$ 26.11
Granted, Weighted Average Grant Date Fair Value	$ 41.71	$ 21.07	$ 37.96
Vested, Weighted Average Grant Date Fair Value	$ 29.04	$ 27.95	$ 24.68
End of Period, Weighted Average Grant Date Fair Value	$ 31.33	$ 26.72	$ 31.67